Note 23 - Fees to Auditors - Schedule of Fees to Auditors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Audit fees	$ 329	$ 297
Audit related fees	106	190
Other fees	80	198
Total fees	$ 515	$ 685